Employee benefits (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Not later than one year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 58,014	₨ 34,787
Later than two year and not later than five year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	187,762	124,332
Later than six year and not later than ten year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	121,795	91,562
Later than ten years [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 67,564	₨ 62,294